23. Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 5,788,813	$ 5,829,041	$ 5,714,147	$ 5,618,276	$ 5,665,748	$ 5,607,136	$ 5,804,849	$ 5,562,049	$ 22,950,277	$ 22,639,782
Interest expense	723,449	761,009	777,996	793,290	795,508	819,426	892,403	934,797	3,055,744	3,442,134
Provision for loan losses	135,000	135,000	135,000	135,000	206,250	137,500	120,000	206,250	540,000	670,000
Non-interest income	1,246,348	1,244,680	1,337,222	1,313,501	1,553,093	1,540,425	1,520,858	1,368,192	5,141,751	5,982,568
Non-interest expense	4,417,782	4,411,428	4,488,406	4,712,196	4,413,325	4,471,596	4,818,263	4,589,290	18,029,812	18,292,474
Net income	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 5,124,908	$ 5,086,655
Earnings per common share	$ 0.28	$ 0.28	$ 0.26	$ 0.22	$ 0.29	$ 0.28	$ 0.25	$ 0.21	$ 1.03	$ 1.03